Non-Operating Income - Schedule of Non-Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 358	$ 163	$ 926
Financial income			9
Interest income	703	88
Write-off of indebtedness to related parties		2,191
Total non-operating income	$ 1,061	$ 2,442	$ 935